As filed with the Securities and Exchange Commission on August 12, 2019

Registration Nos. 2-75503, 811-03364

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.	( )
Post-Effective Amendment No. 164	(X)

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 164	(X)

GREAT-WEST FUNDS, INC.

(Exact Name of Registrant as Specified in Charter)

8515 E. Orchard Road

Greenwood Village, Colorado 80111

Registrant’s Telephone Number, including Area Code: (866) 831-7129

Scott C. Sipple

President & Chief Executive Officer

Great-West Funds, Inc.

8515 E. Orchard Road

Greenwood Village, Colorado 80111

(Address of Principal Executive Offices)

(Name and Address of Agent for Service)

Copies of Communications to:

Ryan L. Logsdon

Vice President, Counsel & Secretary

Great-West Funds, Inc.

8515 E. Orchard Road

Greenwood Village, Colorado 80111

It is proposed that this filing will become effective (check appropriate box)

immediately upon filing pursuant to paragraph (b) of Rule 485
X	on September 11, 2019, pursuant to paragraph (b) of Rule 485
60 days after filing, pursuant to paragraph (a)(1) of Rule 485 on , pursuant to paragraph (a)(1) of Rule 485
75 days after filing, pursuant to paragraph (a)(2) of Rule 485 on , pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

X	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note

This Post-Effective Amendment No. 164 to the registration statement on Form N-1A (the “Registration Statement”) of Great-West Funds, Inc. (the “Registrant”) is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933, as amended, solely for the purpose of delaying, until September 11, 2019, the effectiveness of Post-Effective Amendment No. 163 (“PEA No. 163”) which was filed with the Securities and Exchange Commission via EDGAR on June 14, 2019, accession number 0001193125-19-173513. Since no other changes are intended to be made to Post-Effective Amendment No. 163 by means of this filing, Parts A, B, and C of Post-Effective Amendment No. 163 are incorporated herein by reference.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended and the Investment Company Act, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b)(1)(iii) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Greenwood Village, and State of Colorado on the 12th day of August, 2019.

GREAT-WEST FUNDS, INC. (Registrant)

By:	/s/ Scott C. Sipple
Scott C. Sipple President & Chief Executive Officer

Pursuant to the requirements of the Securities Act, this amended Registration Statement has been signed below by the following persons in the capacities and on the date(s) indicated.

Signature	Title	Date

/s/ Gail H. Klapper Gail H. Klapper*	Director & Chair	August 12, 2019

/s/ Stephen G. McConahey Stephen G. McConahey*	Director	August 12, 2019

/s/ James A. Hillary James A. Hillary*	Director	August 12, 2019

/s/ R. Timothy Hudner R. Timothy Hudner*	Director	August 12, 2019

/s/ Steven A. Lake Steven A. Lake*	Director	August 12, 2019

/s/ Scott C. Sipple Scott C. Sipple	Director, President & Chief Executive Officer	August 12, 2019

/s/ Mary C. Maiers Mary C. Maiers	Chief Financial Officer & Treasurer	August 12, 2019

*By:	/s/ Ryan L. Logsdon	August 12, 2019
Ryan L. Logsdon (Attorney-in-fact)

Powers of Attorney for Ms. Klapper and Mr. McConahey are incorporated by reference to Registrant’s Post-Effective Amendment No. 141 to the Registration Statement filed on February 12, 2016 (File No. 2-75503). Powers of Attorney for Messrs. Hillary, Hudner and Lake are incorporated by reference to Registrant’s Post-Effective Amendment No. 144 to the Registration Statement filed on April 28, 2017 (File No. 2-75503).